SUBSEQUENT EVENTS (Details) (Subsequent event) In Millions, except Share data, unless otherwise specified		0 Months Ended
	Jul. 30, 2014 USD ($)	Jul. 10, 2014 Pershimco CAD
Subsequent Events
Payment of a quarterly cash dividend (in dollars per share)	$ 0.08
Warrants exercised (in shares)		19,800,000
Exercise price (in Canadian dollars per share)		0.40
Payment made to exercise warrants		7.92
Common shares held		39,600,000